Redeemable convertible preferred stock - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 10, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Feb. 28, 2021 $ / shares
Redeemable convertible preferred stock
Dividends declared, preferred stock | $		$ 0
Series A
Redeemable convertible preferred stock
Preferred stock, liquidation preference per share		$ 10.00
Series B
Redeemable convertible preferred stock
Preferred stock, liquidation preference per share		11.50
Series B-1
Redeemable convertible preferred stock
Preferred stock, liquidation preference per share		0.88
Series C
Redeemable convertible preferred stock
Preferred stock, liquidation preference per share		0.88
Series D
Redeemable convertible preferred stock
Preferred stock, liquidation preference per share		0.88
Series D-1
Redeemable convertible preferred stock
Convertible preferred stock, conversion price per share		$ 69.94
Value of redeemable convertible preferred stock redeemed | $		$ 18,000
Preferred stock, liquidation preference per share		$ 0.88
Series E
Redeemable convertible preferred stock
Preferred stock, liquidation preference per share		0.09219
Series F
Redeemable convertible preferred stock
Value of shares issued | $	$ 11,000
Number of shares issued | shares	84,485,407
Share issue price	$ 0.13020
Convertible preferred stock, conversion price per share			$ 0.1391
Preferred stock, liquidation preference per share		$ 0.13020
Redeemable convertible preferred stock except D-1 shares
Redeemable convertible preferred stock
Preferred stock, dividend rate percentage		8.00%
Preferred stock, conversion ratio		0.012580
Convertible preferred stock, minimum conversion price ratio		1.25
Proceeds from issuance of redeemable convertible preferred stock | $		$ 50,000